Factor Financing	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Factor Financing [Abstract]
Factor Financing
9.	Factor Financing

On June 15, 2021, in connection with the merger transaction discussed in Note 3, Reverse Merger, the Company assumed a factor financing agreement between ADEX and Bay View Funding. The amount outstanding as of June 15, 2021 was $1,968,816.

The agreement began on February 11, 2020 when, pursuant to an assignment and consent agreement, Bay View Funding purchased and received all of a previous lender’s right, title, and interest in the loan and security agreement with Spectrum’s wholly-owned subsidiary, ADEX. In connection with the agreement, Spectrum received $3,024,532 from Bay View Funding. This money was used to pay off the amounts owed to the previous lender at the time of the assignment and consent agreement. The initial term of the factoring agreement is twelve months from the initial funding date.

Under the factoring agreement, Spectrum’s ADEX subsidiary may borrow up to the lesser of $5,000,000 or an amount equal to the sum of all undisputed purchased receivables multiplied by the advance percentage, less any funds in reserve. ADEX will pay to Bay View Funding a factoring fee upon purchase of receivables by Bay View Funding equal to 0.75% of the gross face value of the purchased receivable for the first 30 day period from the date said purchased receivable is first purchased by Bay View Funding, and a factoring fee of 0.35% per 15 days thereafter until the date said purchased receivable is paid in full or otherwise repurchased by ADEX or otherwise written off by Bay View Funding within the write off period. ADEX will also pay a finance fee to Bay View Funding on the outstanding advances under the agreement at a floating rate per annum equal to the Prime Rate plus 3%. The finance rate will increase or decrease monthly, on the first day of each month, by the amount of any increase or decrease in the Prime Rate, but at no time will the finance fee be less than 7.75%.

During the period of June 16, 2021 through September 30, 2021, the Company paid $143,082 in factoring fees. These amounts are included within general and administrative expenses on the unaudited condensed consolidated statement of operations.

During the period of June 16, 2021 through September 30, 2021, the Company received an aggregate of $5,391,582 and repaid an aggregate of $4,234,203. The Company owed $3,126,195 under the agreement as of September 30, 2021.

Spectrum Global Solutions, Inc. [Member]
Factor Financing [Abstract]
Factor Financing
9.	Factor Financing

On February 11, 2020, pursuant to an assignment and consent agreement, Bay View Funding purchased and received all of Heritage’s right, title, and interest in the loan and security agreement with the Company’s wholly-owned subsidiary, ADEX, discussed in Note 7, Loans Payable. In connection with the agreement, the Company received $3,024,532 from Bay View Funding. This money was used to pay off the amounts owed to Heritage at the time of the assignment and consent agreement. The initial term of the factoring agreement is twelve months from the initial funding date.

Under the factoring agreement, the Company’s ADEX subsidiary may borrow up to the lesser of $5,000,000 or an amount equal to the sum of all undisputed purchased receivables multiplied by the advance percentage, less any funds in reserve. ADEX will pay to Bay View Funding a factoring fee upon purchase of receivables by Bay View Funding equal to 0.75% of the gross face value of the purchased receivable for the first 30 day period from the date said purchased receivable is first purchased by Bay View Funding, and a factoring fee of 0.35% per 15 days thereafter until the date said purchased receivable is paid in full or otherwise repurchased by ADEX or otherwise written off by Bay View Funding within the write off period. ADEX will also pay a finance fee to Bay View Funding on the outstanding advances under the agreement at a floating rate per annum equal to the Prime Rate plus 3%. The finance rate will increase or decrease monthly, on the first day of each month, by the amount of any increase or decrease in the Prime Rate, but at no time will the finance fee be less than 7.75%.

During the year ended December 31, 2020, the Company paid $323,919 in factoring fees. These amounts are included within general and administrative expenses on the consolidated statement of operations. In addition, during the year ended December 31, 2020, the Company incurred finance charges of $123,606, of which $83,606 was paid in cash and $40,000 was included in accounts payable and accrued liabilities as of December 31, 2020. Finance charges are included within interest expense on the consolidated statement of operations.

During the year ended December 31, 2020, the Company received an aggregate of $16,563,092, including the initial proceeds of $3,024,532, and repaid an aggregate of $14,648,481. The Company owed $1,914,611 under the agreement as of December 31, 2020.

On February 11, 2021, the initial term of the factor financing expired. The agreement has been extended on a month to month basis.